ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Revaluation of pension obligations	$ (1)	$ (7)	$ 34	$ 6